Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Charged

The analysis of the income tax charged to the results of 2024, 2023 and 2022 is as follows:

	2024	2023	2022

Income tax of the year for Mexican companies	$1,053,009	$1,291,378	$2,549,851
Income tax year for foreign companies	1,299,798	403,436	599,940
Deferred tax for Mexican companies	(339,462)	(40,943)	(119,999)
Deferred tax for foreign companies	46,778	86,127	269,730
	$2,060,123	$1,739,998	$3,299,522

Schedule of Income Tax Expense (Benefit)

During 2024, 2023 and 2022, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the items shown below:

	2024	2023	2022

Expected benefit, expense	$3,771,845	$1,804,233	$3,348,174
Increase (decrease) as a result of:
Inflation effect, net	(499,798)	(581,549)	(524,640)
Impact of the nominal rate differences between the USA and Mexico	97,889	112,377	29,996
Benefit from utilization of tax loss carry-forwards and others (1)	712,763	342,202	80,166
Others, net (includes permanent items) Income tax expense	(2,022,576)	62,735	365,826
Income tax expense	$2,060,123	$1,739,998	$3,299,522
Effective tax rate	16.42%	27.92%	29.56%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2024, 2023 and 2022, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

Schedule of Tax Losses Pending of Amortize

As of December 31, 2024, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available

2015	2025	6,408
2016	2026	385,560
2017	2027	274,073
2018	2028	15,934
2019	2029	717,306
2020	2030	446,064
2021	2031	688,677
2022	2033	1,046,519
2023	2033	657,289
2024	2034	485,302
		$4,723,132

Schedule of Deferred Income Tax Liability

Below is a summary of the effects of the main temporary items that make up the deferred income tax liability included in the consolidated statement of financial position:

	December 31,
	2024	2023

Deferred tax assets:
Allowance for doubtful accounts	$(132,497)	$(68,211)
Advances from customers	87,666	208,805

Total deferred tax assets	(44,831)	140,594

Deferred tax liabilities:

Property, plant and equipment	3,089,311	3,442,332
Intangible assets from Grupo San	415,850	399,050
Provisions	71,068	77,604
Prepaid expenses	47,822	45,294

Total deferred tax liabilities	3,624,051	3,964,280

Deferred tax liabilities, net	$3,668,882	$3,823,686